INCOME TAXES - Additional Information (Details) $ in Thousands				12 Months Ended
	Mar. 27, 2020	Oct. 11, 2014	Jan. 01, 2008	Dec. 31, 2021 USD ($) Item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
INCOME TAXES
Ending balance—gross unrecognized tax benefits (“UTB”s)				$ 3,244	$ 3,404	$ 15,507
Unrecognized tax benefits if recognized, would impact certain deferred tax assets				2,700	2,700
Unrecognized tax benefits that would impact the annual effective tax rate if recognized				541	541	540
Decrease in provision for income taxes due to reduction of gross unrecognized tax benefits				160
Accrued interest and penalties				400	500
Change in deferred tax valuation allowance				1,273	4,334	1,107
Income tax benefit related to tax credits				0	$ 0	$ 0
U.S Federal
INCOME TAXES
Net operating loss carryforwards				562,000
Valuation allowance against the related deferred tax assets				3,400
U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforwards				1,200
Tax Credit Carry Forward Amount Not Subject To Expiration				6,400
Tax Credit Carry Forward Amount Subject To Expiration				1,200
State
INCOME TAXES
Net operating loss carryforwards				228,000
U.S Federal and State
INCOME TAXES
Valuation allowance against the related deferred tax assets				131,900
Foreign
INCOME TAXES
Tax credit carryforwards				$ 6,500
Earliest Tax Year | U.S Federal
INCOME TAXES
Operating loss carryforwards expiration year				2025
Tax credit carryforward expiration year				2022
Earliest Tax Year | U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforward expiration year				2026
Earliest Tax Year | State
INCOME TAXES
Operating loss carryforwards expiration year				2028
Latest Tax Year | U.S Federal
INCOME TAXES
Operating loss carryforwards expiration year				2037
Tax credit carryforward expiration year				2028
Latest Tax Year | U.S Federal | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforward expiration year				2028
Latest Tax Year | State
INCOME TAXES
Operating loss carryforwards expiration year				2033
CARES Act
INCOME TAXES
NOL carryovers and carrybacks percentage	100.00%
Net Operating Loss taxable years to generate a refund of previously paid income taxes	5 years
CAYMAN ISLANDS
INCOME TAXES
Withholding tax				$ 0
China
INCOME TAXES
Foreign statutory tax rate (as a percent)				25.00%
Reduced tax rate for qualified high technology enterprises (as a percent)				15.00%
China | U T Starcom Telecom Co Ltd
INCOME TAXES
Reduced tax rate for qualified high technology enterprises (as a percent)		15.00%	15.00%
Number of subsidiaries approved for the reduced tax rate | Item				1
Valid period for reduced income tax rate applicable to qualified high technology enterprise		3 years	3 years
China | Foreign
INCOME TAXES
Net operating loss carryforwards				$ 134,700
Valuation allowance against the related deferred tax assets				$ 20,300
China | Earliest Tax Year | Foreign
INCOME TAXES
Operating loss carryforwards expiration year				2024
China | Latest Tax Year | Foreign
INCOME TAXES
Operating loss carryforwards expiration year				2031
Countries other than the U.S. and China | Foreign
INCOME TAXES
Net operating loss carryforwards				$ 93,600
Valuation allowance against the related deferred tax assets				15,600
California | State | Research and development credit carryforwards
INCOME TAXES
Tax credit carryforwards				$ 6,400